Leases	12 Months Ended
Dec. 31, 2023
Leases
Leases

11. Leases

Operating leases of the Group mainly include land use rights and leases of offices, retail stores, charging stations and delivery and servicing centers and the finance lease was the lease of certain manufacturing base production plants.

The components of lease expenses were as follows:

	For the Year Ended December 31,
	2021	2022	2023
Lease cost
Finance lease cost:
Amortization of assets	12,122	—	—
Interest of lease liabilities	19,322	—	—
Operating lease cost	367,375	698,280	1,059,148
Short‑term lease cost	15,559	54,683	108,689
Total	414,378	752,963	1,167,837

11. Leases (Continued)

Supplemental information related to leases was as follows (in thousands, except lease terms and discount rate):

	For the Year Ended December 31,
	2021	2022	2023
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows payments for operating leases	346,757	610,490	1,159,891
Right-of-use assets obtained in exchange for lease liabilities:
Right-of-use assets obtained in exchange for new operating lease liabilities	1,120,392	2,071,200	3,010,986

	As of December 31,
	2022	2023
Operating Leases
Land use rights, net	1,010,640	1,249,551
Operating lease right-of-use assets, net (excluding land use rights)	2,528,271	4,689,679
Total operating lease right-of-use assets, net	3,538,911	5,939,230
Operating lease liabilities, current	696,454	1,146,437
Operating lease liabilities, non-current	1,946,367	3,677,961
Total operating lease liabilities	2,642,821	4,824,398

	As of December 31,
	2022	2023
Weighted-average remaining lease term
Land use rights	49 years	48 years
Operating leases	7 years	9 years
Weighted-average discount rate
Land use rights	—	—
Operating leases	5.8%	5.8%

Maturities of operating lease liabilities were as follows:

For the Year Ending December 31,
2024	1,385,284
2025	950,277
2026	727,051
2027	594,807
2028	487,549
Thereafter	1,684,771
Total undiscounted lease payments	5,829,739
Less: imputed interest	(1,005,341)
Total operating lease liabilities	4,824,398